Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2014	2013
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	–
	Fixed	7.500%	2026	199	199
Medium-term notes	Fixed	1.650% - 4.125%	2015 - 2024	9,250	8,750
	Floating	.634% - .722%	2018 - 2019	750	500
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Capitalized lease obligations, mortgage indebtedness and other(b)				190	167

Subtotal				13,189	11,416
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	–	963
	Fixed	4.950%	2014	–	1,000
	Fixed	4.800%	2015	500	500
	Fixed	3.778%	2020	500	500
	Floating	.524%	2014	–	373
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2017 - 2026	11	13
	Floating	.236% - .507%	2015 - 2022	7,334	4,579
Bank notes	Fixed	1.100% - 2.125%	2017 - 2019	4,050	–
	Floating	–% - .713%	2015 - 2054	6,069	142
Capitalized lease obligations, mortgage indebtedness and other(b)				607	563

Subtotal				19,071	8,633

Total				$32,260	$20,049

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.47 percent, .31 percent and .85 percent, respectively.

(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding at December 31, 2014, were:

(Dollars in Millions)	Parent Company	Consolidated
2015	$1,750	$4,754
2016	1,931	6,343
2017	1,248	7,135
2018	1,497	3,524
2019	1,506	3,488
Thereafter	5,257	7,016

Total	$13,189	$32,260